UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION		OMB Number:	3235-0456
Washington, D.C. 20549			Expires:	5/31/2021
		Estimated average burden
FORM 24F-2		hours per response   2
Annual Notice of Securities Sold
Pursuant to Fule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	SunAmerica Income Funds
	Harborside 5
	185 Hudson Street, Suite 3300,
	Jersey City, NJ 07311

2.	The name of each series or class of securities for which this Form is filed
        (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number:                            811-04708


	Securities Act File Number:                                    033-06502


4(a).	Last day of fiscal year for which this Form is filed:

	March 31, 2020

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold during the
	        fiscal year pursuant to section 24(f):	$416,018,849

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:	$390,883,954

	(iii)   Aggregate price of securities redeemed or
	        repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
	        previously used to reduce registration fees payable
	        to the Commission:	 		$836,743,175

	(iv)    Total available redemption credits[add Items 5(ii)
		and 5(iii)]:				$1,227,627,129

	(v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
	        [subtract Item 5(iv) from Item 5(i)]:	$-0-

	(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item
	        5 (iv) from Item 5(i)]:	 		$(811,608,280)

	(vii)   Multiplier for determining registration fee (See
	        Instruction C.9):			0.0001298

	(viii)  Registration fee due [multiply Item 5(v) by Item
	        5(vii)] (enter "0" if no fee is due):	$-0-

6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here:    -0-   .  If there is a number of shares or other
	units that were registered pursuand to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end
        of the issuer's fiscal year	(see Instruction D):	$-0-

8.	Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:  $-0-

9.	Date the registration fee and any interest payment was sent to the
        Commission's lock box depository:

	     Method of Delivery:
	                                                   Wire Transfer

	                                                   Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)*    ________________________________________________
	                              Shawn Parry, Assistant Treasurer


	Date  June 17, 2020

	*Please print the name and title of the signing officer below the signature.